Ordinary Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares

16. ORDINARY SHARES

As of January 1, 2010, there were 130,902,853 ordinary shares outstanding.

In April 2010 and June 2010, 4,500,000 ordinary shares were issued in connection with the hiring of certain key employees.

In July 2010, 242,059 ordinary shares were issued as a part of contingent consideration for the acquisition of MDCL (see Note 3).

In October 2010, 80,000 ordinary shares were issued in connection with the exercise of options previously granted to employees under the Company’s share incentive plans (see Note 22).

In December 2010, the Company completed its IPO of American Depositary Shares (“ADS”) at New York Stock Exchange. Each ADS represents ten ordinary shares of the Company. 104,856,845 ordinary shares were issued. In addition, all Series A convertible preference shares and Series B convertible redeemable preference shares were automatically converted into 264,166,235 ordinary shares upon the IPO. In addition, there were 18,381,991 ordinary shares issued in connection with the conversion of principal amount of $18,000 convertible notes (see Note 19) upon the IPO.

In December 2010, there were 823,846 ordinary shares issued as part of consideration for the acquisition of Ascend (see Note 3).

In March 2011, 20,406,720 ordinary shares were issued in connection with the conversion of principal amount of $20,000 convertible notes (see Note 19).

In March 2011, 324,849 ordinary shares were issued to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group.

In April 2011, 665,999 nonvested shares were issued under the Company’s share incentive plans (see Note 22).

In August 2011, 152,863 ordinary shares were issued to certain selling shareholders in MDCL who became employees of the Group (see Note 22).

In 2011, 12,178,146 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 22).

In 2012, 11,686,061 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 22).

In 2012, 161,478 ordinary shares were connected to forfeiture of restricted shares granted previously under the Company’s share incentive plans (see Note 22).